Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Net loss	$ (31,019)	$ (119,286)	$ (259,621)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(2,059)	(840)	14,569
Unrealized (loss) gain on available-for-sale securities, net of reclassification adjustments and tax	(21,634)	(7,818)	10,678
Unrealized gain (loss) on cash flow hedges, net of reclassification adjustments and tax	280	(206)	3,815
Other comprehensive (loss) income	(23,413)	(8,864)	29,062
Comprehensive loss	(54,432)	(128,150)	(230,559)
Less: comprehensive income attributable to noncontrolling interest	(23,387)	(9,294)	(14,283)
Comprehensive loss attributable to Comverse Technology, Inc.'s shareholders	$ (77,819)	$ (137,444)	$ (244,842)